Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Financial Positions (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidated Statements of Financial Position [Line Items]
Accumulated loss	€ (158,775)	€ (106,905)
Deferred revenue, non-current	112,551	27,934
Deferred revenue	15,935	3,492
Previously stated [member]
Condensed Consolidated Statements of Financial Position [Line Items]
Accumulated loss	(167,480)	(107,295)
Deferred revenue, non-current	130,195	30,206
Deferred revenue	6,996	1,610
Increase (decrease) due to application of IFRS 15 [member]
Condensed Consolidated Statements of Financial Position [Line Items]
Accumulated loss	8,705	390
Deferred revenue, non-current	(17,644)	(2,272)
Deferred revenue	€ 8,939	€ 1,882